Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Twelve months ending June 30,	Lease expense
2023	$1,174,688
2024	795,710
2025	158,805
Total	$2,129,203